Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk
The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

	In Thousands
	Contract or Notional Amount
	2015	2014
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$391,553	307,332
Standby letters of credit	36,631	33,447
Total	$428,184	340,779